Schedule of related party transactions (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	£ 859,730	£ 453,553
Share-based payments	827,913
Related party transactions	£ 1,687,643	£ 453,553